Summary of Significant Accounting Policies (Details) - Schedule of Recurring Basis using Significant Unobservable Inputs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance
Loss on change in fair value of put options from Smartconn acquisition	30,938,757
Loss on change in fair value of put options from Boxinrui acquisition	40,067,358
Shares issued	(71,006,115)
Loss on change in fair value of convertible notes	(21,166)	(2,448,936)	$ (1,508,229)
Ending balance
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	9,079,966	2,251,832
Issuance of convertible note		7,979,983
Loss on change in fair value of convertible notes	21,166	2,448,936
Accrued interest	297,954	195,139
Cash repaid	(1,250,000)
Conversion of convertible notes	(3,128,453)	(3,795,924)
Ending balance	$ 5,020,633	$ 9,079,966	$ 2,251,832